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April 7, 2005

VIA EDGAR

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Owen Pinkerton, Senior Counsel

Ladies and Gentlemen:

         On behalf of Medical Properties Trust, Inc. (the "Company" or "we"), enclosed herewith is Amendment No. 2 to the Company's Registration Statement on Form S-11 (the "Amendment"), as filed with the Securities and Exchange Commission on October 26, 2004 (the "Registration Statement"). The Company has amended the Registration Statement in response to comments contained in the letter from the Staff, dated January 28, 2005 (the "Comment Letter"), and addressed to Edward K. Aldag, Jr., Chairman, President, Chief Executive Officer and Secretary of the Company. We will separately deliver copies of the amended Registration Statement, marked to show changes responsive to the Comment letter, to members of the Staff specified in the Comment Letter.

         The numbered responses below correspond to the numbered paragraphs of the Comment Letter.

General

1. We note your response to prior comment 1. It is our position that all applicable Guide 5 requirements, including prior performance tables, must be included in the prospectus if the prospectus relates to a "blind pool" offering. If you do not identify specified uses for a substantial portion of the offering proceeds, we would consider this a "blind pool" offering.

         RESPONSE:         The Registration Statement has been amended to (i)
                           change the dollar amount of the securities being registered and (ii) include specified uses for a substantial portion of the offering proceeds. Please see the facing page of the Registration Statement and pages 4 and 80. The Company expects to receive net proceeds of approximately $161 million from the sale of the shares offered by the prospectus after deducting the underwriting compensation and estimated expenses. The Company has identified approximately
                           $144 million of probable acquisitions and developments.

2. We note your response to prior comments 3-5. Please provide all responsive information a reasonable time prior to printing the preliminary prospectus for our review and comment.

         RESPONSE:         We advise the Staff that the supporting materials
                           requested in prior comments 3 and 4 will be provided supplementally promptly following this filing. We advise the Staff that the supporting materials requested in prior comment 5 will be provided supplementally as soon as is practicable.

3. We note your responses to comments 7, 85, 91 and 98 and will await the inclusion of the requested information in your next amendment. Please supplementally advise us how you have addressed these comments in your next response letter.

         RESPONSE:         We advise the Staff that:


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                           o        With regard to prior comment 7, we have
                                    revised the Registration Statement to
                                    include updated financial statements for both the Company and Vibra Healthcare, LLC. Please see the financial statements beginning on page F-1.

                           o With regard to prior comment 85, the Company will include information regarding pro forma basic and diluted earnings per share in the amendment to the Registration Statement on Form S-11 that presents the number of shares of common stock expected to be offered in this offering.

                           o With regard to prior comment 91, we have revised the Registration Statement as requested. Please see page 43.

                           o With regard to prior comment 98, Vibra has revised the disclosures included on pages F-29 through F-37.

Summary


         Competitive Strengths,  page 5

4. We note your response to prior comment 10 regarding your focused investment strategy as well as your property portfolio summary on page
         2. We also refer to the fourth and sixth summary risk factor bullets. Considering that your portfolio is significantly concentrated by tenant and property type, please advise how you determined that you offer a more diversified portfolio strategy than your competitors.

         RESPONSE:      We previously advised the Staff (see our response to
                        previous comment 10) that we focus on the type of healthcare facilities in which medicine is practiced and surgery and other medical procedures are performed.
                        There are several subsets of healthcare facilities with these characteristics, including those listed under Our
                        Target Facilities beginning on page 9. We have targeted, and intend to target a diversity of these types of facilities. However, we did not intend to imply, and we do not believe we did imply, that we believe an investment in MPT is "more" diversified than other healthcare REITs, only that our intended portfolio will have characteristics different than other healthcare REITs.


         Summary Risk Factors.  page 5

5. We refer to the last bullet on page 6. The prospectus has disclosed certain conflicts of interest of Friedman Billings Ramsey, your lead underwriter, beyond the customary underwriting commissions and discounts. These include prior investment banking and advisory relationships, contractual rights to provide these services to you in the future and significant stock ownership for which there is currently no liquid market. Please summarize these potential conflicts in one risk factor and identify the potential risks to investors resulting from these conflicts of interest.

         RESPONSE:      The Company has included risk factor disclosure that
                        the Company believes is appropriate regarding the contractual relationship between the Company and FBR.
                        The Company believes that the risks to the Company that may arise out of the engagement agreement between the Company and FBR are properly disclosed. We supplementally advise the Staff that the underwriters have advised the Company that they do not believe that FBR's ownership of the Company's shares adversely affects FBR's ability to perform a thorough due diligence investigation in furtherance of its duties as an underwriter. Each of the Company's underwriters is subject to liability under Sections 11 and 12 of the Securities Act, and they have advised the Company that they have conducted the same level of due diligence that they would have conducted with respect to any other transaction of this size for which they act as an underwriter. The Company has, however, included in this risk factor a statement identifying FBR as its largest stockholder and disclosing that FBR will have an interest in this offering beyond its underwriting discounts and commissions.

6. Please revise this section as well as the cover page to briefly discuss the risk factor presented on page 32 regarding the fact that your loans to Vibra could be recharacterized as equity which could adversely affect your status as a REIT.

         RESPONSE:      We have revised page 8 of the Registration Statement as
                        requested. We advise the Staff that we have not revised the cover page to disclose this risk factor, as we do not believe this risk factor rises to the level of materiality of the other risk factors disclosed on the cover page. We note, in particular, that we are receiving an opinion of Baker Donelson that the loans will be characterized as debt for REIT tax purposes.

Risk Factors,  page 16


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We were formed in August 2003 and have a limited operating history; our management has a limited history of operating a REIT and a public company and may therefore have difficulty in successfully and profitably operating our business, page 15

7. We note your disclosure that implies that you have not earned revenues nor do you have access to financing. In light of the rental revenues you receive and the $75 million credit facility you entered into, it is not clear what this disclosure refers to. Please revise or advise.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 16.

Our facilities are currently leased to only two tenants, and failure of either of these tenants to meet its obligations to us would have a material adverse effect on our revenues and our ability to make distributions to our stockholders, page 18

8.       Please disclose the limits on the guarantees.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 19.

Our tenants and prospective tenants may have an option to purchase the facilities we lease to them which could disrupt our operations. page 19

9. Please revise the heading of this risk factor to make clear that your current tenants do have the option to repurchase the facilities leased to them. In addition, please revise the discussion to tailor this risk to the specific repurchase options your tenants have.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 21.

Provisions of Maryland law, our charter and our bylaws may prevent or deter changes in management and third-party acquisition proposals that you may believe to be in your best interest, depress our stock price or cause dilution. page 27

10. In drafting your charter it appears you determined to make your ownership limitation more restrictive than that required to ensure compliance with the REIT ownership rules. Consequently, it is not appropriate to characterize your charter ownership limitations as "assisting" in complying with the REIT rules. Please revise accordingly.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See pages 12 and 29.

We may experience conflicts of interest with our officers and directors. which could result in our officers and directors acting other than in our best interest, page 28

11.      We have reviewed the revisions you made in response to prior comment
         35. Please further revise to indicate the basis for your estimate that the potential investment in this property could be as much as $20 million. Specifically, please disclose that you had prior negotiations regarding this property.

         RESPONSE:      We have revised the Registration Statement to delete
                        the references to Mr. McKenzie in this risk factor, because we do not intend to pursue this transaction.
                        See page 31.

         Distribution Policy,  page 41

12. Please disclose the percentage of your 2004 dividends that represented a return of capital.


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         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 53.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 45

         Reconciliation of Non-GAAP Financial Measures,  page 49

13. We have read and considered your response to comment 21. The statement that your "leases generally have significant contractual escalations of base rents and therefore result in recognition of rental income that is not collected until future periods and costs that are deferred" should be expanded to include the substantive reason why AFFO provides useful information to investors. Please expand to disclose the substantive reason(s) why you believe that AFFO and your adjustments for these recurring items provides useful information to investors.

         RESPONSE:      We have removed all calculations of and references to
                        AFFO.

         Liquidity and Capital Resource,  page 50

14. Please clarify whether the loans you state will be necessary to acquire the Acquisition Facilities are limited to drawdowns from your existing credit facility. If not, please disclose whether or not you have loan commitments for the additional required indebtedness and the amount, if any, for which you do not have commitments.

         RESPONSE:      We supplementally advise the Staff that the loans
                        necessary to acquire the Acquisition Facilities are limited to borrowings under our existing term and construction loans. We have revised the Registration
                        Statement to clarify this point. See page 52.

Our Business

Our Company,  page 53

15. Please disclose, if true, that you are in compliance with all the material financial covenants required under your credit facility with Merrill Lynch.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 55.

Our Portfolio,  page 67

16. Please revise the table to conform to any changes made to your pro forma financials, including with respect to the contractual base rent of your development properties.

         RESPONSE:      Although we have revised our proforma financials to
                        eliminate the effect of the contractual base rents for our development properties, we believe that we have a reasonable basis for these amounts and that the information is helpful to an investor's understanding of the potential financial impact of these transactions on our Company. We have added disclosure to the footnotes to the table to clarify that the contractual base rents for our development facilities are estimated based on assumed development costs and may change. We believe that this information, presented in this format, will be helpful to investors. See pages 2-3 and 69-70.

         Vibra Facilities,  page 68

17. Please supplementally advise us whether the purpose of the appraisal was to determine replacement value or if the appraisal also determined market value. If the appraisal determined a market value for the facilities, please disclose whether the price paid was more or less than this value.

         RESPONSE:      The primary purpose of the appraisals was to assist the
                        Company in its estimation of replacement cost. The appraisal reports also provided estimates of fair value on a leased fee basis, which estimates exceeded the purchase price. Although we consider the appraisal reports of fair value, they are not the determining or even primary analyses that we use to estimate fair value and determine purchase price. Thus, we have removed references to the appraisals throughout the Registration
                        Statement in order to avoid misleading investors about our determination of purchase prices.

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18.      Please disclose that the Vibra working capital loans originally matured in October 1, 2004, but have been extended twice and are now scheduled for repayment on January 31, 2005. In addition, please disclose the circumstances of the extensions, including whether Vibra has notified you, or if you are aware of, financial or operational issues that have limited Vibra's ability to repay the loans.

         RESPONSE:      We have revised the Registration Statement to disclose
                        that the Vibra working capital loans were repaid on February 9, 2005. See page 71.

         Purchase Option, page 74

19. Please clarify whether the fair market valuation used in the event Stealth exercises the option in the 12 months following construction is the same as the appraisal valuation used following expiration of the lease.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 78.

20. Please briefly describe the mechanics of the appraisal process, including who selects the appraiser and who pays the costs.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 78.

         Right of First Offer to Purchase,  page 75

21. Please briefly describe the restrictions, if any, on your right to sell the property in the event Stealth elects not to purchase the property at your stated terms.

         RESPONSE:      We have not revised the Registration Statement, as there
                        are no restrictions on the Company's right to sell the property in the event Stealth elects not to purchase the property at the Company's stated terms.

Management,  page 77

         Executive Compensation,  page 82

22. We note that your compensation committee has not yet determined your 2003 and 2004 bonuses. Please supplementally advise us the estimated aggregated total bonus amounts and when you expect they will be paid.

         RESPONSE:      The Compensation Committee has now approved 2003 and
                        2004 bonuses, and we have revised the Registration
                        Statement to include bonus amounts. See page 97.

Registration Rights and Lock-Up Agreements,  page 90

23.      Please disclose that you have filed the resale registration statement.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See pages 11 and 105.

24. Please supplementally advise us how the underwriters will require shareholders that are not participating in the offering to agree to a 60 day lock-up. For example, will the selling shareholders enter into an agreement that requires this?

         RESPONSE:      The selling stockholders participating in this offering
                        (with respect to shares not sold in this offering) and the stockholders that are not participating in this offering agreed to a 60-day lock-up in connection with this offering pursuant to the registration rights agreement between the Company, FBR and certain holders of the Company's common stock. The Company will be sending a notice to all stockholders that addresses this agreement.

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United States Federal Income Tax Considerations,  page 112

25. Since the tax opinion will be issued in 2005, please direct your counsel to revise its opinion to provide in substance that commencing with your tax year ended December 31, 2004 you have been organized in conformity with the requirements of qualification as a REIT, and that you have satisfied, and your proposed method of operations as described in the prospectus will enable you to continue to satisfy, the REIT requirements.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 126.

Underwriting,  page 132

26. Please briefly describe the expenses to be paid by the selling stockholders.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See page 147.

Legal Matters,  page 135

27. Please reference the REIT qualification and debt characterization opinions that will be delivered by your counsel.

         RESPONSE:         We have revised the Registration Statement as
                           requested.  See page 149.

Unaudited Pro Forma Consolidated Financial Information

         Adjustments for Unaudited Pro Forma Balance Sheet as of September 30, 2004

28. We have read and considered your response to comment 83 and 84. You state that your cost controls provide you a high level of assurance that the cost of the Houston development will not materially differ from the contacted amounts. However, the timing and effects of the construction of property prior to completion appears to be a forecast or projection of costs, and as such the impact of these transactions are generally too uncertain to meet the criteria under Article 11 of Regulation S-X to be factually supportable. Please explain or revise accordingly.

         RESPONSE:      We have revised the Registration Statement as requested.
                        See pages F-3 through F-7.

         Adjustments for Unaudited Pro Forma Statement of Operations for the Nine Months Ended September 30, 2004

29. Reference is made to Note 4 where you state rental income is based on the monthly base rent as stated in the lease agreement for each property. Please advise us supplementally and expand your disclosures if necessary to clarify the recognition of rental income as disclosed is consistent with the recognition of rental income on a straight-line basis in accordance with SFAS 13.

         RESPONSE:         We have revised the wording in the notes to the Pro
                           Forma Consolidated financial statements to state that rent income is recognized on the straight-line method as required by SFAS No. 13. See page F-6.


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         Adjustments for Unaudited Pro Forma Balance Sheet as of December 31,
         2003

30. Upon reviewing your response to comment 89, we continue to believe the presentation of a pro forma balance sheet for a period earlier than the latest balance sheet included in the filing is not consistent with the guidance in Article 11 of Regulation S-X. While certain disclosures related to balance sheet accounts would still be required (i.e. purchase price allocation, etc.), pro forma balance sheet information in the pro forma financial statements or selected financial data for periods not specified in Regulation S-X may be confusing to investors. Please revise accordingly in your next amendment.

         RESPONSE:      We have revised the Registration Statement to delete the
                        pro forma balance sheet as of December 31, 2003.
Financial Statements

         Consolidated Balance Sheets,  page F-21

31. Given the significance, consider disclosing the balance for each major class of depreciable real estate asset on the face of your financial statements to provide transparency. Reference is made to Rule 5-02 of Regulation S-X.

         RESPONSE:      The consolidated financial statements have been revised
                        to show line items for land, buildings, construction in progress and lease intangibles, as well as accumulated depreciation and accumulated amortization. See page F-9.

         Note 3 -- Property Acquisitions and Loans,  page F-2l

32. We read and considered your response to comment 93 and note your representation that the management fee variable interests will absorb a majority of the expected losses because it is subordinated to the payment of interest and principal on the loans. Please address the following comments:

         - Tell us how you determined the management fees represented variable interests in accordance with paragraphs B18-B21 of FIN 46(R).

         - Explain what cash flows were considered in evaluating which party has the majority of the economics. In this regard, we note MPT is the primary source of capital for Vibra, and MPT will receive revenues from the leases (base rents and percentage rents) as well as loan arrangements with Vibra. Clarify how these cash flows were considered when determining another party (Vibra Management, LLC) is the primary beneficiary. Quantify these amounts in relation to the management fee to be received by Vibra Management, LLC.

         - What analysis was performed to determine who would receive the majority of the expected residual returns? Your response only addresses the expected losses.

         - Supplementally disclose to us the rights you have as the lender under the loan agreements. We note that you have extended maturity date of the acquisition loans until January 1,2005, have these amounts been collected?

         - Clarify whether you have any contractual obligations to provide working capital loans to Vibra.

         - What is the nature of financial support or investments provided to Vibra from other parties, and quantify the amounts as appropriate. Contrast the financial investment by other parties with that of MPT.

         - We note the guarantees under the loans are limited to $5 million for Mr. Hollinger. Are there any limitations of the other guarantors? Advise us on the ability of the guarantors to perform under guarantees in the event of default.


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         RESPONSE: For purposes of this response, we have numbered and are addressing each separate bullet point representing your comment as follows:
         (1) FIN 46(R) states in paragraph B18 that, "a fee paid by a variable interest entity to a decision maker is not considered a variable interest in the entity if all of the characteristics of a hired service provider or an employee relationship identified in paragraph B19 are present in an arrangement." Four characteristics of a hired service provider or an employer relationship are identified therein, ALL of which must be met to preclude characterization of a fee paid to a decision maker as a variable interest.
         We believe the most relevant characteristic to be considered is whether the fees are at or above the same level of seniority as other operating liabilities of the entity that arise in the normal course of business, such as trade payables. Since the management fees are subordinated to all other operating liabilities, according to paragraph B18 they are considered to be variable interests.


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         (2) The Company quantified the cash flows expected by the Vibra entities as a part of its due diligence work before entering into lease and loan agreements with Vibra. In its evaluation of Vibra as a VIE, the Company performed an estimation of the probability that the various cash flow scenarios would occur. Next, the Company calculated the probability weighted present value of these cash flows, including consideration of Vibra's actual cash flows to date. The Company then calculated the expected losses and expected residual returns based on the present value of the probability weighted cash flows, as provided for in FIN 46(R). The cash flows that the Company evaluated included cash flows from Vibra's operations and cash flows from a potential sale by the Company of the facilities (real estate).

         The Company's analysis had identified several variable interests: the Company's loans to Vibra; the GAAP equity in Vibra Healthcare, LLC; the loan guarantees provided by The Hollinger Group, Brad Hollinger, and Vibra Management, LLC, and; the management fee to be earned by Vibra Management, LLC as the decision maker. As of February 9, 2005, the loan from another lender became a variable interest in Vibra. The variable interests do not include the operating leases between the Company, as lessor, and the Vibra entities, as lessees. The Company considers the operating leases with Vibra to create variability, but not absorb variability, as described in paragraph B24 of FIN 46(R). Also, the leases contain only fair market purchase options and no residual value guarantees.


         The Company's quantitative evaluations showed the variable interests available to absorb the expected losses to be approximately $10,008,000, primarily representing the management fees. In addition these quantitative evaluations showed the value of expected losses to be $4,355,000. All of the expected losses would be absorbed by the management fee to be earned by the decision maker, Vibra Management, LLC. As required by paragraph 14 of FIN 46(R), the entity which absorbs a majority of the



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         expected losses of a VIE is considered the primary beneficiary and should consolidate the VIE. In addition to the variable interests comprising the $10,008,000, the Company also determined the value of the guaranty by Brad Hollinger and related entities to be worth $5,000,000 and to be available to absorb losses beyond the $10,008,000.

         (3) Due to the evaluation described in (2) above, the Company did not make an evaluation of the entity which would receive a majority of the expected residual returns. However, based on the Company's qualitative analysis of expected returns, the equity interests of Vibra Healthcare, LLC, would receive the majority of the expected residual returns. Moreover, given the nature of the Company's variable interests (i.e. loans only), the Company would not participate in the residual benefits.

         (4) The terms of the loan agreements between the Company and Vibra consist only of rights to receive payment and rights in the event of default. The default rights are those which are typically found in loan agreements, such as the acceleration of payment, proceedings against guarantors, and perfecting claims against pledged collateral assets.

         Vibra loans totaling $49.1 million were outstanding at January 1, 2005. Of this amount, $41.4 million represent acquisition loans which are amortized over 15 years, the maturity of which has not been extended. $7.8 million represent working capital and transaction fee loans. On February 9, 2005, Vibra paid $7.8 million to pay off all principal and interest on the working capital and transaction fee loans. The payment was made from proceeds of a loan Vibra received from a third party lender. Vibra had received a loan commitment from the third party lender in 2004, but the loan was not closed until February, 2005. The third party loan carries an annual interest rate of three month LIBOR plus a 300 basis point spread for a period of three years. The loan allows for maximum borrowings of $14 million, though Vibra has initially borrowed less than the maximum.

         (5) The Company has no commitments outstanding to Vibra to provide working capital loans.

         (6) On February 9, 2005, Vibra paid $7.8 million to pay off all principal and interest on the working capital and transaction fee loans. The payment was made from proceeds of a loan Vibra received from a third party lender. Vibra had received a loan commitment from the third party lender in 2004, but the loan was not closed until February, 2005. The third party loan carries an annual interest rate of three month LIBOR plus a 300 basis point spread for a period of three years. The loan allows for maximum borrowings of $14 million, though Vibra has initially borrowed less than the maximum.

         (7) The $5,000,000 guarantee by Brad Hollinger is the only limit for any of the guarantors. Please see response to comment 35 below.

33. Explain the ownership structure of Vibra Management LLC, the management company, and its relationship to Vibra.

         RESPONSE:      We have revised the Registration Statement as
                        requested. See page F-18.

         Note 4 -- Loans Payable,  page F-22

34. Based on your response to comment 92, we note that you recorded the value of the warrants issued in conjunction with the private placement based on their intrinsic value. Tell us supplementally your basis in GAAP for valuing warrants issued to nonemployees using the intrinsic value method rather than an option-pricing model as prescribed under SFAS 123.


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         RESPONSE: FAS 123 paragraph 8 states that transactions involving the use of equity instruments be valued based on the value of the goods or services received or the value of the equity instruments issued. FAS 123 does not specifically state a valuation method to be used for non-employee transactions, but offers several alternatives, one of which is an option pricing model. FAS 123 paragraphs 18-19 describe option pricing models to be used for public companies. FAS 123 paragraph 20 allows non-public companies to use the same option pricing models. For non-public companies, this estimation should exclude an estimation of the volatility of a Company's equity common stock. In such cases, a non-public company can use a minimum value method, which is computed as (a) the current price of the stock reduced to exclude the present value of any expected dividends during the option's life minus (b) the present value of the exercise price. However, due to the difficulties in estimating the value of an equity instrument of a non-public company, paragraph 22 of FAS 123 allows the use of the intrinsic method. The Company believes the intrinsic method is the most appropriate method considering that the warrants do not have a readily determinable exercise date nor expiration date. When the warrants were issued, the Company had no basis on which to value future dividends or to estimate when the warrants would be exercised, both of which are essential in determining the value of the warrants under either a fair value or minimum value method. Finally, the Company considers any differences which would result between the intrinsic method and another fair value method to not be material to the Company's financial position, results of its operations or changes in its cash flows.

35. The guidance referenced in your response to comment 96 allows you to provide financial information of the tenant or another party that guarantees the lease payments upon meeting certain criteria. This should be based on financial information that will be most relevant to investors in assessing the creditworthiness of the transaction. As such, we reissue our previous comment to have you clarify why the financial statements of a newly formed tenant with a limited operating history would be more meaningful than financial statements of the guarantor or revise accordingly. Clearly explain what factors you used in assessing the credit risk associated with your investment decisions in these properties. In your response, please separately address each of the guarantors disclosed in your document (i.e. principal owner of Vibra, The Hollinger Group and Vibra Management, LLC).


         RESPONSE:     The guarantors of the Vibra leases are Vibra, Vibra
                       Management, LLC, the Hollinger Group and Brad Hollinger, whose guaranty obligation is limited to $5,000,000. Each of Vibra, Vibra Management, LLC and the Hollinger Group is controlled and majority owned by Mr. Hollinger. The
                       Hollinger Group's assets are primarily comprised of management contracts that are terminable by the parties on short notice. Vibra Management, LLC's primary assets as of December 31, 2004 were its contracts to manage the Vibra facilities.

                       Accordingly, substantially all of the resources that may be available to the guarantors for satisfaction of their potential obligations are related to the financial positions and operations of Vibra. For this reason, we believe that Vibra's financial statements provide the most relevant financial information to investors regarding the credit risk associated with our transactions with Vibra.

In assessing the credit risk associated with our investment decisions regarding the Vibra transactions, we considered, among others, the following factors:

         - projected patient census for each of the facilities considering their size, respective market areas, and business plans for each developed by Vibra;

         - projected revenue of each facility based on conditions, diagnoses and reimbursement levels;

         - estimates of time and working capital required to implement the Vibra business plans at each of the facilities; and

         - indicators of the market value of rehabilitation and long-term acute care hospitals based primarily on cash flow multiples reflected in reported capital transactions.

Taken together we considered the potential effects of these factors on the likelihood that we could recover our investments under a variety of scenarios. Based upon this evaluation and risk assessment process, we elected to complete the Vibra transactions.

Exhibits

36. We note your response to prior comment 101. Please be aware that we will need sufficient time to review the legality, REIT and debt characterization opinions. Please consider providing us with draft copies of such opinions with your next amendment.

         RESPONSE:     We advise the Staff that the legality, REIT and debt
                       characterization opinions will be supplementally provided promptly following this filing.

Directed Share Program

37. Please revise the legend on page 2 of the materials to reflect that there is a selling shareholder component to this offering.

         RESPONSE:     We advise the Staff that the directed share program
                       materials have been revised as requested and will be supplementally provided promptly following this filing.

38. Please revise the fourth paragraph to make clear that a potential purchaser may decline to accept shares when they are contacted by FBR after the registration statement has become effective.

         RESPONSE:     We advise the Staff that the directed share program
                       materials have been revised as requested and will be supplementally provided promptly following this filing.

         Please do not hesitate to contact the undersigned or, in his absence, Thomas O. Kolb at (205) 250-8321, if you have any questions or comments relating to the Company's response to the Comment Letter.



                           Very truly yours,

                           /s/ B. G. Minisman, Jr.

                           B. G. Minisman, Jr.
                           of Baker, Donelson, Bearman, Caldwell & Berkowitz, PC


cc: Andrew Mew
    Cicely Luckey
    Michael McTiernan
    Medical Properties Trust, Inc.
    Hunton & Williams, LLP